Goldman Sachs Dynamic Global Equity Fund Expense Example - Class P Shares [Member] - Goldman Sachs Dynamic Global Equity Fund - Class P Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	$ 918